SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - CAD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
share based payments	$ 2,004,876	$ 2,767,185
Total	3,614,655	4,069,190
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Salary	66,916	226,849
Research and development [member]
IfrsStatementLineItems [Line Items]
Consulting	63,199	61,362
Professional fees [member]
IfrsStatementLineItems [Line Items]
Consulting	95,637	82,025
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Salary	$ 1,384,027	$ 931,769